Goodwill and Intangible Assets-Estimated Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 268
2016	240
2017	216
2018	181
2019	$ 107